Convertible Senior Notes (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
-Current	$ 0	[1]	$ 355,445	[1]
-Non-current	23,733	[2]	34,658	[2]
Convertible Senior Notes
Debt Instrument [Line Items]
Equity component	17,774	[3]	17,774	[3]
Principal	23,793		392,000
Less: debt discount, net	(60)	[4]	(1,897)	[4]
Net carrying amount	$ 23,733		$ 390,103

[1]	Consisted of convertible senior notes that were repurchased by the Company in March and April 2011.
[2]	Consisted of convertible senior notes of which their holders either accepted the exchange offer in December 2010 or did not exercise the put option on April 15, 2011.
[3]	Included in the consolidated balance sheets within additional paid-in capital.
[4]	Included in the consolidated balance sheets within convertible senior notes and is amortized over the remaining life of the 4.75% convertible senior notes.